Intangible assets (Details 1)	12 Months Ended
Dec. 31, 2024
Licences [member]
IfrsStatementLineItems [Line Items]
Amortization rates	20.00%
Authorizations [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Amortization rates	5.00%
Authorizations [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Amortization rates	25.00%
Righ To Use Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Amortization rates	5.00%
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Amortization rates	10.00%
List Of Cozani S Customers [Member]
IfrsStatementLineItems [Line Items]
Amortization rates	13.04%
Surplus On Cozani S Concession License [Member]
IfrsStatementLineItems [Line Items]
Amortization rates	5.66%